Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Other liabilities [Abstract]
Lease liabilities	₩ 613,914	₩ 623,339
Accounts payable	18,917,257	12,343,884
Accrued expenses	5,877,135	4,418,363
Dividend payable	8,809	34,698
Advance received	168,940	186,134
Unearned income	492,886	448,094
Withholding value-added tax and other taxes	876,814	751,695
Securities deposit received	2,552,266	2,451,521
Foreign exchange settlement pending	302,322	359,422
Domestic exchange settlement pending	9,238,159	2,308,574
Payable from trust account	6,537,565	6,579,457
Due to agencies	801,976	718,082
Deposits for subscription	30,729	18,931
Sundry liabilities	2,394,202	2,149,160
Others	45,221	42,824
Present value discount	(135,855)	(97,703)
Other liabilities	₩ 48,722,340	₩ 33,336,475	₩ 31,044,194